Schedule of Assumptions, Net Periodic Benefit Costs (Detail)	5 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.90%
Expected long-term rate of return on assets	3.70%
Rates of annual increase in compensation levels	3.00%
Pension Plans, Defined Benefit | Predecessor
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.15%
Expected long-term rate of return on assets		4.10%
Rates of annual increase in compensation levels		3.00%
Other Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.90%
Other Pension Plans, Defined Benefit | Predecessor
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.00%